Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Detail) $ in Millions, $ in Millions	Dec. 31, 2019 USD ($)	[1]	Dec. 31, 2019 MXN ($)		Dec. 31, 2018 MXN ($)
Cash and cash equivalents [abstract]
Cash and bank balances			$ 4,641		$ 7,778
Cash equivalents			15,850		15,949
Total cash equivalents	$ 1,086		$ 20,491	[2]	$ 23,727

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.3
[2]	The Company initially adopted IFRS 16 on January 1, 2019 using the modified retrospective approach under which the comparative information is not restated. – See Note 2.4.1